Acquisitions and divestitures - Results of discontinued operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Discontinued operations
Net operating revenue	$ 40,018	$ 37,570	$ 36,696
Financial results, net	(4,811)	(3,413)	(4,957)
Income (loss) before income taxes	$ 4,969	$ (2,775)	6,816
Loss from discontinued operations			(92)
Loss from discontinued operations attributable to Vale's stockholders			(92)
Discontinued operations
Discontinued operations
Net operating revenue			121
Cost of goods sold and services rendered			(120)
Operating expenses			(4)
Impairment			(124)
Operating loss			(127)
Financial results, net			(5)
Income (loss) before income taxes			(132)
Income taxes			40
Loss from discontinued operations			(92)
Loss from discontinued operations attributable to Vale's stockholders			$ (92)